Apr. 28, 2026
Guardian Small-Mid Cap Core VIP Fund | Guardian Small-Mid Cap Core VIP Fund
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses of the Fund

This table shows the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the fees and expenses shown in the table would be higher. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below. For information about these charges, fees and expenses, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	1.03%

[1]  "Acquired Fund Fees and Expenses" are indirect fees and expenses that the Fund incurs from investing in the shares in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment, if applicable.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Guardian Small-Mid Cap Core VIP Fund	$105	$328	$569	$1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the end of its most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in common stocks, or other investments that FIAM LLC (the "Subadviser") believes have similar economic characteristics, of small- and medium-capitalization companies. The Subadviser defines small- and medium-capitalization companies as companies with market capitalizations similar to companies in the Russell 2500® Index (the "Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was $4 million to $94 billion as of March 31, 2026.

The Subadviser invests principally in common stocks of domestic and foreign small-and medium-capitalization companies that it believes are underpriced yet have attractive growth prospects. A central aspect of the Subadviser's investment discipline is its emphasis on growth and valuation. The Subadviser utilizes a fundamental, bottom-up investment process, which focuses on companies with persistent, above-average earnings growth and strong financial characteristics. The Subadviser's investment process is built on the foundation of the Subadviser's extensive research coverage; the research team meets regularly with company management teams, and maintains active ratings, valuation work, price targets, and investment theses on a large portion of the U.S. small- and medium-capitalization universe. The Subadviser seeks to capture these insights and build an active portfolio of small- and medium-capitalization stocks with competitive growth and financial characteristics at attractive valuations.

The Fund may invest up to 25% of its total assets in equity securities of foreign issuers, including American Depositary Receipts ("ADRs") and similar investments that are either U.S. dollar-denominated and/or traded on a U.S. stock exchange; as well as non-U.S. dollar-denominated securities traded on a foreign stock exchange.

The Subadviser may choose to sell or reduce position sizes for a number of reasons, including but not limited to: (i) the investment thesis has been realized which leads to less attractive valuation and/or the company has appreciated to a level where it no longer fits within the investment mandate; (ii) the investment case is less compelling than other new or existing ideas in the portfolio; or (iii) the investment thesis is no longer valid, and the stock no longer offers the excess return previously expected.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 2500 Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund replaced its subadviser and modified its principal investment strategies as of May 1, 2026. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior subadviser and principal investment strategies.

Annual Returns (by calendar year)

Highest Quarterly Return: 12.06% (4th Q 2023) Lowest Quarterly Return: -15.52% (2nd Q 2022)
Average Annual Total Returns (for the periods ended December 31, 2025)
Fund	Inception	1 Year	Since Inception
Guardian Small-Mid Cap Core VIP Fund	10/25/2021	1.56%	1.01%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	10.52%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)		11.92%	4.07%